OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Other Receivables
SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS

A summary of the other receivables as at December 31, 2022 and December 31, 2021 is detailed in the table below:

	December 31, 2022	December 31, 2021
HST paid on purchases	445,128	84,563
VAT paid on purchases	359,502	55,067
	804,630	139,630